1290 FUNDS®

1290 GAMCO Small/Mid Cap Value Fund

SUPPLEMENT DATED MARCH 27, 2026 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 1, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated March 1, 2026 of 1290 Funds (“Trust”). You should read this Supplement in conjunction with the Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://www.1290funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “1290 GAMCO Small/Mid Cap Value Fund — WHO MANAGES THE FUND — Sub-Adviser: GAMCO Asset Management, Inc. (“GAMCO”)” is amended by deleting the table in its entirety and replacing it with the following information:

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for the Fund are:

Name	Title	Since
Mario J. Gabelli	Chief Executive Officer and Chief Investment Officer of Value Portfolios of GAMCO	2014
Christopher J. Marangi	President and Co-Chief Investment Officer of Value Portfolios of GAMCO	2026
Kevin V. Dreyer	Co-Chief Investment Officer of Value Portfolios of GAMCO	2026

The section of the Prospectus entitled “Management of the Funds — The Sub-Advisers — GAMCO Asset Management, Inc.” is amended by deleting the second paragraph in its entirety and replacing it with the following information:

Mario J. Gabelli, Christopher J. Marangi, and Kevin V. Dreyer are jointly and primarily responsible for the investment decisions for the 1290 GAMCO Small/Mid Cap Value Fund.

Mario J. Gabelli serves as the Chief Executive Officer and Chief Investment Officer of Value Portfolios at GAMCO and has over 50 years of experience in the investment industry.

Christopher J. Marangi serves as President and Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 25 years of experience in the investment industry. Mr. Marangi joined GAMCO in 2003.

Kevin V. Dreyer serves as Co-Chief Investment Officer of Value Portfolios at GAMCO and has over 20 years of experience in the investment industry. Mr. Dreyer joined GAMCO in 2005.

***

The section of the SAI entitled “Appendix B — Portfolio Manager Information — GAMCO Asset Management, Inc.” is amended to include the following information:

GAMCO Asset Management, Inc. (“Sub-Adviser”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of December 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

1290 GAMCO Small/Mid Cap Value Fund
Christopher J. Marangi	10	$7.6 billion	1	$22.6 million	240	$605.9 million	0	N/A	0	N/A	0	N/A
Kevin V. Dreyer	6	$7.4 billion	1	$22.6 million	234	$592.9 million	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of December 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

1290 GAMCO Small/Mid Cap Value Fund
Christopher J. Marangi	X
Kevin V. Dreyer	X